Leases - Maturity Analysis of Lease Liabilities (Details) $ in Thousands	Mar. 31, 2025 USD ($)
Disclosure of maturity analysis of lease liabilities [line items]
Total minimum payments	$ 16,973
2026
Disclosure of maturity analysis of lease liabilities [line items]
Total minimum payments	5,654
2027
Disclosure of maturity analysis of lease liabilities [line items]
Total minimum payments	4,044
2028
Disclosure of maturity analysis of lease liabilities [line items]
Total minimum payments	3,175
2029
Disclosure of maturity analysis of lease liabilities [line items]
Total minimum payments	2,223
2030
Disclosure of maturity analysis of lease liabilities [line items]
Total minimum payments	$ 1,877